Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary Of Employee Option Activity

The following table sets forth the summary of employee option activity for the years ended December 31, 2016, 2017 and 2018:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		USD	In years	USD’000	USD
Outstanding at January 1, 2016	1,386,345	0.0511			1.23
Granted	722,070	0.2000			3.32
Forfeited	(28,400)	0.1662

Outstanding at December 31, 2016	2,080,015	0.1012	8.21	7,547	1.94

Outstanding at January 1, 2017	2,080,015	0.1012	8.21	7,547	1.94
Granted	1,237,584	0.3805			6.26
Repurchased and canceled employee’s vested option	(63,545)	0.0212
Forfeited	(8,500)	0.1106

Outstanding at December 31, 2017	3,245,554	0.2093	8.17	25,272	3.61

Outstanding at January 1, 2018	3,245,554	0.2093	8.17	25,272	3.61
Granted	2,388,750	0.6000			11.74
Forfeited	(653,910)	0.3318

Outstanding at December 31, 2018	4,980,394	0.3806	8.19	35,875	7.13

Vested and expected to vest at December 31, 2018	4,672,578	0.3668	8.10	33,704	6.93
Exercisable at December 31, 2018	1,672,483	0.1025	6.22	12,506	2.32

Summary of Assumptions Used in Determining Fair Value of Share Options Grant

The fair values of share options granted during the years ended December 31, 2016, 2017 and 2018.

	2016	2017	2018
Expected volatility (iii)	52.03%	50.15%~51.53%	48.13%~49.11%
Risk-free interest rate (i)	1.65%	2.45%~2.67%	2.85%~3.14%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield (ii)	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	5%	5%	5%
Fair value of the common share on the date of option grant (US$) (iv)	US$3.52	US$3.72~US$7.99	US$8.25~US$13.39

Notes:

(i)

The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the US Treasury Strip Bond with a maturity life equal to the expected life to expiration.

(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.
(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(iv)

Before the IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third party valuation firm by using income approach.